Reinsurances	12 Months Ended
Dec. 31, 2011
Reinsurances [Abstract]
REINSURANCES

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV—REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies(1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2011
Life insurance in force	$35,166,813	$16,567,759	$623,979	$19,223,033	3.2%

Premiums and contract charges:
Life insurance	$143,652	$56,534	$889	$88,007	1.0%
Accident and health insurance	12,478	1,834	—	10,644	—%

Total premiums and contract charges	$156,130	$58,368	$889	$98,651	0.9%

Year ended December 31, 2010
Life insurance in force	$34,597,944	$15,803,458	$663,707	$19,458,193	3.4%

Premiums and contract charges:
Life insurance	$143,571	$57,638	$955	$86,888	1.1%
Accident and health insurance	12,294	2,032	—	10,262	—%

Total premiums and contract charges	$155,865	$59,670	$955	$97,150	1.0%

Year ended December 31, 2009
Life insurance in force	$33,925,356	$12,115,820	$695,124	$22,504,660	3.1%

Premiums and contract charges:
Life insurance	$142,563	$53,595	$959	$89,927	1.1%
Accident and health insurance	11,877	2,311	—	9,566	—%

Total premiums and contract charges	$154,440	$55,906	$959	$99,493	1.0%

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.